Employee Benefit Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, credited service period	10 years	10 years
Defined benefit plan number of years for calculating average annual interest rate	2 years	2 years
Discount rate used to calculate funding requirements and benefit expense		4.00%	4.50%	5.50%
Weighted-average asset allocations		100.00%	100.00%
401 (k) plan, compensation expenses		$ 445	$ 411	$ 399
Supplemental Executive Retirement Plan, deferred compensation expense		$ 105	$ 91	$ 68
Supplemental Executive Retirement Plan, partial vesting percentage		5.00%
Supplemental Executive Retirement Plan, monthly installment period		15 years
First three Percent of Employee's Contributions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		100.00%
Next three Percent of employee's Contributions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		50.00%
After two years of service
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		100.00%
Fixed Income Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average asset allocations		25.00%
Equity Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average asset allocations		75.00%